PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 2 - PROPERTY & EQUIPMENT

The following is a summary of property and equipment at:

	Life	March 31, 2016	December 31, 2015

Furniture, fixtures and equipment	2-10 yrs	$108,762	$108,762
		108,762	108,762
Less: Accumulated depreciation		(92,471)	(86,892)
Property & equipment, net		$16,291	$21,870

Depreciation expense for the three months ended March 31, 2016 and 2015 was $5,578 and $6,028, respectively.

NOTE 2 - PROPERTY & EQUIPMENT

The following is a summary of property and equipment at:

	Life	December 31, 2015	December 31, 2014

Furniture, fixtures and equipment	2-10 yrs	$110,415	$238,432
		110,415	238,432
Less: Accumulated depreciation		(88,545)	(193.800)
Property & equipment, net		$21,870	$44,632

Depreciation expense for the periods ended December 31, 2014 and 2013 was $22,762 and $25,324, respectively.